Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Interest and similar income	R$ 211,458,474	R$ 200,613,185	R$ 138,223,346
Interest and similar expenses	(156,376,055)	(130,801,913)	(55,121,323)
Net interest income	55,082,419	69,811,272	83,102,023
Fee and commission income	26,956,763	27,124,120	26,033,007
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss	10,895,796	819,355	(11,272,790)
Net gains/(losses) on financial assets at fair value through other comprehensive income	1,841,022	2,663,816	(1,081,393)
Net gains/(losses) on foreign currency transactions	262,501	1,816,918	(425,732)
Gross profit from insurance and pension plans	5,235,711	4,032,326	6,073,461
- Insurance and pension income	51,252,827	44,245,342	76,221,161
- Insurance and pension expenses	(46,017,116)	(40,213,016)	(70,147,700)
Other operating income	18,235,030	9,332,415	(6,706,454)
Expected loss on loans and advances	(30,176,989)	(26,346,068)	(9,358,234)
Expected loss on other financial assets	(1,940,035)	2,579,233	(255,975)
Personnel expenses	(20,814,458)	(19,889,052)	(20,013,692)
Other administrative expenses	(16,286,260)	(16,574,610)	(15,993,155)
Depreciation and amortization	(6,025,244)	(5,306,442)	(5,772,900)
Other operating income/(expenses)	(16,924,556)	(17,465,184)	(18,603,757)
Other operating expense	(92,167,542)	(83,002,123)	(69,997,713)
Income before income taxes and share of profit of associates and joint ventures	8,106,670	23,265,684	32,430,863
Share of profit of associates and joint ventures	2,101,681	1,355,926	421,504
Income before income taxes	10,208,351	24,621,610	32,852,367
Income tax benefit/(expense)	4,294,414	(3,164,840)	(9,471,563)
Net income	14,502,765	21,456,770	23,380,804
Attributable to shareholders:
Shareholders of the parent	14,251,329	21,223,264	23,172,322
Non-controlling interests	R$ 251,436	R$ 233,506	R$ 208,482
Basic and diluted earnings per share based on the weighted average number of shares (expressed in R$ per share):
– Earnings per common share	R$ 1.27	R$ 1.89	R$ 2.07
– Earnings per preferred share	R$ 1.41	R$ 2.09	R$ 2.27